Putnam Retirement Advantage 2035 Fund
The fund's portfolio
5/31/24 (Unaudited)

ASSET ALLOCATION FUNDS (95.3%)(a)
	Shares	Value
Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,139,965	$18,786,616
Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	5,959	62,745
Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	60,212	1,227,125

Total asset allocation funds (cost $18,052,677)		$20,076,486

MULTI-ASSET INCOME FUNDS (0.4%)(a)
	Shares	Value
Putnam Multi-Asset Income Fund Class P(AFF)	8,081	$83,720

Total multi-asset income funds (cost $83,833)		$83,720

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class G 5.46%(AFF)	908,269	$908,269

Total short-term investments (cost $908,269)		$908,269
TOTAL INVESTMENTS

Total investments (cost $19,044,779)		$21,068,475

	Notes to the fund's portfolio
*	Percentages indicated are based on net assets of $21,070,490.
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from September 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 3	Level 2	Level 3
	Asset Allocation Funds						$20,076,486	$—	$—
	Multi-Asset Income Funds						83,720	—	—
	Short-Term Investments						—	908,269	—

	Totals by level						$20,160,206	$908,269	$—
	Affiliated transactions
(AFF)	Affiliated company. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 5/31/24	Fair value as of 5/31/24
	Putnam Multi-Asset Income Fund Class P	$—	$84,596	$749	$—	$—	$(14)	$(113)	8,081	$83,720
	Putnam Dynamic Asset Allocation Balanced Fund Class P	13,256,924	6,834,966	3,146,880	233,022	216,941	(550,274)	2,391,880	1,139,965	18,786,616
	Putnam Dynamic Asset Allocation Conservative Fund Class P	—	63,326	562	272	—	(12)	(7)	5,959	62,745
	Putnam Dynamic Asset Allocation Growth Fund Class P	2,177,071	539,642	1,662,348	46,823	31,951	107,089	65,671	60,212	1,227,125
	Putnam Short Term Investment Fund Class G	665,576	410,996	168,303	29,362	—	—	—	908,269	908,269

	Totals	$16,099,571	$7,933,526	$4,978,842	$309,479	$248,892	$(443,211)	$2,457,431		$21,068,475
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com